Organization and Basis of Presentation (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Organization And Basis Of Presentation Details Narrative
Date of incorporation	Mar. 31, 2015	Mar. 31, 2015
State of incorporation	Nevada	Nevada